Revenue from Settlements and Licensing Agreements	12 Months Ended
Dec. 31, 2015
Revenue from Settlements and Licensing Agreements [Abstract]
Revenue from Settlements and Licensing Agreements

Note 8. Revenue from Settlements and Licensing Agreements

On December 7, 2015, the Company entered into a confidential settlement and license agreement (the “Settlement Agreement”) with ZTE Corporation and its affiliates (“ZTE”), pursuant to which: (i) ZTE paid the Company a total of $21,500, net of any withholding, value added or other taxes; (ii) the parties withdrew all pending litigations and proceedings against each other including the litigations related to ZTE’s breach of its non-disclosure agreement with Vringo; and (iii) the Company granted ZTE a non-exclusive, non-transferable, worldwide perpetual license of certain patents and patent applications owned by the Company.
During the year ended December 31, 2014, the Company recorded total licensing revenue of $1,425, which was due to certain one-time payments in connection with settlement and license agreements for certain of its owned intellectual property.